Other receivable (Tables)	6 Months Ended
Mar. 31, 2026
Other receivable
Schedule of other receivable
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Other receivable	$19,033,707	$18,442,831
Less: allowance for credit losses	(19,033,707)	(18,442,831)
Other receivable, net	-	-

Schedule of movement of allowance for credit loss on other receivable
	For the Six	For the
	Months Ended	year ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of period	$18,442,831	-
Addition	-	18,203,745
Translation adjustments	590,876	239,086
Balance as of end of period	$19,033,707	$18,442,831